Net Pension Assets - Summary of Net Pension Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit asset (liability) [line items]
Pension assets	$ 29,086	$ 28,339
Employee benefits liability	(28,837)	(23,248)
Net pension asset	249	5,091	$ 3,185
Post employment benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(28,195)	(22,568)
Other employee benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (642)	$ (680)